CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 3)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent USD ($)	Dec. 31, 2013 Parent CNY	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY
Condensed statements of comprehensive income (loss)
General and administrative expenses	$ (25,368,000)	(153,568,000)	(106,115,000)	(57,308,000)	$ (2,325,000)	(14,072,000)	(9,210,000)	(13,555,000)
Impairment of an available-for-sale investment	201,000	1,217,000	0	0	201,000	1,217,000
Post-acquisition settlement consideration				(7,158,000)				(7,158,000)
Operating income/ (loss)	(5,854,000)	(35,441,000)	(7,963,000)	8,228,000	(2,526,000)	(15,289,000)	(9,210,000)	(20,713,000)
Interest income	415,000	2,513,000	1,844,000	2,233,000	178,000	1,075,000	657,000	47,000
Other income	1,137,000	6,886,000	(1,758,000)	(5,165,000)	1,000	6,000	680,000
Foreign exchange loss	(546,000)	(3,308,000)	(1,481,000)	(4,411,000)	(1,092,000)	(6,608,000)	(2,437,000)	(6,967,000)
Equity in income of subsidiaries					(2,215,000)	(13,413,000)	(6,681,000)	16,119,000
Loss from continuing operations before income taxes	(5,440,000)	(32,934,000)	(10,698,000)	(369,000)	(5,654,000)	(34,229,000)	(16,991,000)	(11,514,000)
Net loss from continuing operations	(5,654,000)	(34,229,000)	(16,991,000)	(11,514,000)	(5,654,000)	(34,229,000)	(16,991,000)	(11,514,000)
Income from discontinued operations				31,977,000				31,977,000
Net income/ (loss)	(5,654,000)	(34,229,000)	(16,991,000)	20,463,000	(5,654,000)	(34,229,000)	(16,991,000)	20,463,000
Foreign currency translation	(326,000)	(1,975,000)	29,000	773,000	(326,000)	(1,975,000)	29,000	773,000
Unrealized holding gain on available-for-sale investments	301,000	1,821,000	1,594,000	90,000	301,000	1,821,000	1,594,000	90,000
Amounts reclassified from accumulated other comprehensive income	(316,000)	(1,912,000)	(224,000)		(316,000)	(1,912,000)	(224,000)
Total other comprehensive income (loss), net of tax	(341,000)	(2,066,000)	1,399,000	863,000	(341,000)	(2,066,000)	1,399,000	863,000
Comprehensive income/ (loss)	$ (5,995,000)	(36,295,000)	(15,592,000)	21,326,000	$ (5,995,000)	(36,295,000)	(15,592,000)	21,326,000